Interim Condensed Consolidated Statements of Operations and Comprehensive Losses (Unaudited) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 HKD ($) $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 5,760	$ 45,170	$ 42,695
Cost of sales	(5,102)	(40,007)	(36,203)
Gross profit	658	5,163	6,492
Operating expenses:
Selling and marketing expenses	(91)	(715)	(685)
General and administrative expenses	(1,184)	(9,289)	(9,414)
Total operating expenses	(1,275)	(10,004)	(10,099)
Loss from operations	(617)	(4,841)	(3,607)
Other income (expenses)
Exchange gain, net	3	27
Interest income	9	67	25
Interest expense	(33)	(263)	(479)
Government grant		3
Other income, net		4	235
Total other income (expenses), net	(21)	(162)	(219)
Loss before tax expense	(638)	(5,003)	(3,826)
Income tax expense
Net loss	(638)	(5,003)	(3,826)
Other comprehensive income
Foreign currency translation gain, net of tax	57	446	520
Total comprehensive loss	$ (581)	$ (4,557)	$ (3,306)
Net loss per share attributable to ordinary shareholders
Basic | (per share)	$ (5.77)	$ (45.22)	$ (34.59)
Diluted | (per share)	$ (5.77)	$ (45.22)	$ (34.59)
Weighted average number of ordinary shares used in computing net loss per share
Basic	11,062,500	11,062,500	11,062,500
Diluted	11,062,500	11,062,500	11,062,500